Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Measurements [Abstract]
Schedule of Recurring Fair Value Measurements
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	December 31,	Identical Assets	Observable Inputs	Inputs
Description	2015	(Level 1)	(Level 2)	(Level 3)
	U.S. Dollars

Assets
Foreign currency
derivative contracts	3	-	3	-

Total Assets	3	-	3	-

		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

	December 31, 2014
Description
	U.S. Dollars

Liabilities
Foreign currency
derivative contracts	89	-	89	-
Contingent consideration	1,900	-	-	1,900

Total Liabilities	1,989	-	89	1,900

Roll-Forward of The Fair Value of Level 3 Liabilities
Level 3 U.S. Dollars
Contingent consideration
December 31, 2014	1,900
Settlement of liabilities	(2,001)
Revaluation of fair value included in statement of operations	101

December 31, 2015	-

Level 3 U.S. Dollars
Contingent consideration
December 31, 2013	2,030
Settlement of liabilities	(268)
Revaluation of fair value included in statement of operations	138

December 31, 2014	1,900